UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 2011
                                               ----------------------------


Check here if Amendment [   ]; Amendment Number:
                                                 -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         MacGuire, Cheswick & Tuttle Investment Counsel LLC
Address:      1020 Boston Post Road, Suite 220
              Darien, CT  06820



Form 13F File Number: 028-13200

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David P. Tuttle
Title:   Managing Director & CCO
Phone:   (203) 655-3323

Signature, Place, and Date of Signing:

/s/ David P. Tuttle                   Darien, CT               August 10, 2011
-------------------            ---------------------          ------------------
   [Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                      0
                                                 ---------------

Form 13F Information Table Entry Total:                 73
                                                 ---------------

Form 13F Information Table Value Total:          $296,172,000.00
                                                 ---------------


                          MacGuire, Cheswick & Tuttle
                             Investment Counsel LLC

                                    Form 13F
                                   06/30/2011


                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
APPLE,  INC.                   COM              037833100    17403    51846 SH       SOLE                      0        0    51846
ABBOTT LABORATORIES            COM              002824100     5813   110468 SH       SOLE                      0        0   110468
ADOBE SYSTEMS                  COM              00724F101     4033   128235 SH       SOLE                      0        0   128235
AMPHENOL CORP                  COM              032095101     7441   137825 SH       SOLE                      0        0   137825
AMERICAN EXPRESS CO.           COM              025816109      635    12287 SH       SOLE                      0        0    12287
BANK OF AMERICA CORPORATION    COM              060505104      192    17530 SH       SOLE                      0        0    17530
BANK OF AMERICA WARRANT EXP  / WARRANTS         060505146      180    32500 SH       SOLE                      0        0    32500
BANK OF NEW YORK MELLON CORP   COM              064058100     3660   142857 SH       SOLE                      0        0   142857
BERKSHIRE HATHAWAY INC. DEL    COM              084670702     3905    50464 SH       SOLE                      0        0    50464
BLACKSTONE                     COM              09253U108      697    42100 SH       SOLE                      0        0    42100
CERNER CORP.                   COM              156782104      236     3870 SH       SOLE                      0        0     3870
CANADIAN NAT RES LTD           COM              136385101      231     5510 SH       SOLE                      0        0     5510
CAPITAL ONE                    COM              14040H105     4134    80015 SH       SOLE                      0        0    80015
CAPITAL ONE FINL CORP WT EXP 1 WARRANTS         14040H139     1438    67950 SH       SOLE                      0        0    67950
COACH INC                      COM              189754104      256     4000 SH       SOLE                      0        0     4000
CONOCOPHILLIPS COM             COM              20825C104      217     2886 SH       SOLE                      0        0     2886
COSTCO WHOLESALE CORP          COM              22160K105     1446    17795 SH       SOLE                      0        0    17795
CISCO SYSTEMS                  COM              17275R102     1524    97641 SH       SOLE                      0        0    97641
CREDIT SUISSE GROUP            COM              H3698D419      331     8528 SH       SOLE                      0        0     8528
CHEVRON CORPORATION            COM              166764100     1157    11247 SH       SOLE                      0        0    11247
DANAHER CORPORATION            COM              235851102    12200   230235 SH       SOLE                      0        0   230235
EXPRESS SCRIPTS CL A           COM              302182100      276     5120 SH       SOLE                      0        0     5120
SPDR S&P EMERGING MARKETS SM L ETF              78463X756     2022    37205 SH       SOLE                      0        0    37205
FACTSET                        COM              303075105     7874    76957 SH       SOLE                      0        0    76957
GENERAL DYNAMICS               COM              369550108      932    12505 SH       SOLE                      0        0    12505
GENERAL ELECTRIC CO            COM              369604103      776    41119 SH       SOLE                      0        0    41119
GREENHILL & CO INC             COM              395259104      759    14100 SH       SOLE                      0        0    14100
GENERAL MILLS INC              COM              370334104     1017    27320 SH       SOLE                      0        0    27320
SPDR GOLD TR                   ETF              78463V107    15216   104218 SH       SOLE                      0        0   104218
GOLDMAN SACHS                  COM              38141G104     3309    24860 SH       SOLE                      0        0    24860
HONEYWELL INTL INC             COM              438516106     8282   138990 SH       SOLE                      0        0   138990
INTERNATIONAL BUSINESS MACHS   COM              459200101     5928    34555 SH       SOLE                      0        0    34555
ISHARES TR S&P MIDCAP 400 IN E ETF              464287507     1765    18070 SH       SOLE                      0        0    18070
ISHARES MID CAP 400 GROWTH     ETF              464287606      281     2530 SH       SOLE                      0        0     2530
ISHARES TR S&P SMALL CAP 600 I ETF              464287804      602     8205 SH       SOLE                      0        0     8205
ISHARES SMALL CAP 600 GROWTH   ETF              464287887      269     3350 SH       SOLE                      0        0     3350
INTEL CORPORATION              COM              458140100     2187    98696 SH       SOLE                      0        0    98696
ILLINOIS TOOL WORKS INC.       COM              452308109      388     6864 SH       SOLE                      0        0     6864
JOHNSON & JOHNSON              COM              478160104     7643   114898 SH       SOLE                      0        0   114898
JPMORGAN CHASE & COMPANY       COM              46625H100     8701   212532 SH       SOLE                      0        0   212532
JPMORGAN CHASE & CO WARRANT  X WARRANTS         46634E114     1296    96250 SH       SOLE                      0        0    96250
COCA-COLA                      COM              191216100     6611    98244 SH       SOLE                      0        0    98244
LOGMEIN                        COM              54142L109     3062    79385 SH       SOLE                      0        0    79385
LAS VEGAS SANDS CORP           COM              517834107    10377   245840 SH       SOLE                      0        0   245840
MC DONALD'S CORP               COM              580135101     1885    22360 SH       SOLE                      0        0    22360
3M CO.                         COM              88579Y101     1944    20492 SH       SOLE                      0        0    20492
MICROSOFT CORP                 COM              594918104     3339   128427 SH       SOLE                      0        0   128427
ISHARES S&P NATIONAL MUNI      ETF              464288414      455     4400 SH       SOLE                      0        0     4400
NABORS INDUSTRIES LTD          COM              G6359F103      206     8350 SH       SOLE                      0        0     8350
ORACLE CORPORATION             COM              68389X105     8787   267009 SH       SOLE                      0        0   267009
PENN NATIONAL GAMING, INC.     COM              707569109     6320   156665 SH       SOLE                      0        0   156665
PEPSICO INC.                   COM              713448108     1446    20525 SH       SOLE                      0        0    20525
PFIZER, INC.                   COM              717081103      402    19526 SH       SOLE                      0        0    19526
PROCTER & GAMBLE               COM              742718109     6848   107719 SH       SOLE                      0        0   107719
PHILIP MORRIS INTL INC         COM              718172109      454     6799 SH       SOLE                      0        0     6799
PANERA BREAD CO.               COM              69840W108      251     2000 SH       SOLE                      0        0     2000
TRANSOCEAN LTD                 COM              H8817H100      655    10150 SH       SOLE                      0        0    10150
STARBUCKS CORP                 COM              855244109     4598   116430 SH       SOLE                      0        0   116430
SIGMA ALDRICH CORP             COM              826552101     3508    47800 SH       SOLE                      0        0    47800
SCHLUMBERGER LTD               COM              806857108    13895   160820 SH       SOLE                      0        0   160820
SANDISK CORP. INC.             COM              80004C101      501    12065 SH       SOLE                      0        0    12065
S P D R TRUST UNIT SR 1        ETF              78462F103     4827    36580 SH       SOLE                      0        0    36580
SUNCOR ENERGY INC NEW          COM              867224107     8057   206070 SH       SOLE                      0        0   206070
TEVA PHARMACEUTICALS INDS. A R COM              881624209     6388   132470 SH       SOLE                      0        0   132470
ISHARES TR BARCLAYS TIPS BON   ETF              464287176      398     3600 SH       SOLE                      0        0     3600
U S BANCORP                    COM              902973304      216     8460 SH       SOLE                      0        0     8460
UNITED TECHNOLOGIES CORP       COM              913017109    10245   115755 SH       SOLE                      0        0   115755
VARIAN MEDICAL                 COM              92220P105     8510   121540 SH       SOLE                      0        0   121540
VANGUARD TOTAL INTL STOCK IN E ETF              921909602      741    45352 SH       SOLE                      0        0    45352
VANGUARD EMERGING MARKETS      ETF              922042858     6208   127683 SH       SOLE                      0        0   127683
WELLS FARGO                    COM              949746101     9147   325974 SH       SOLE                      0        0   325974
WEATHERFORD                    COM              H27013103     5310   283190 SH       SOLE                      0        0   283190
EXXON MOBIL CORPORATION        COM              30231G102    23929   294040 SH       SOLE                      0        0   294040